M. SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of employee stock options

The Company estimates the fair value of employee stock options at the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

	2013	2012	2011
Expected volatility	52 to 70%	70.0%	70.0%
Risk-free interest rate	0.96% to 2.97%	1.01%	2.32%
Expected term (years)	6.25	6.25	6.25
Expected dividend yield	-	-	-
Estimated forfeitures	7.5%	10%	13%

Schedule of employee stock-based compensation expenses

Employee share-based compensation expenses recognized for the years ended December 31, were as follows:

	2013	2012	2011
	(in thousands)
Cost of goods sold	$56	$7	$35
Research and development	53	8	50
Sales and marketing	52	9	58
General and administrative	907	137	420
Total share-based compensation expense	$1,068	$161	$563

Summary of option activity

The following is a summary of option activity:

	Number of shares	Exercise price	Weighted average exercise price
	(in thousands, except price data)
Outstanding, January 1, 2011	288	3.00 - 7.50	5.838
Granted	124	6.00	6.000
Exercised	(3)	3.00 - 6.00	6.000
Forfeited	(25)	6.00	6.000
Expired	(7)	4.50 - 6.00	5.973
Outstanding, December 31, 2011	377	3.00 - 7.50	5.877
Granted	88	6.00	6.000
Exercised	(1)	6.00 - 7.50	6.291
Forfeited	(19)	6.00	6.000
Expired	(26)	3.00 - 7.50	5.301
Outstanding, December 31, 2012	419	3.00 - 7.50	5.936
Granted	1,099	7.50 - 12.90	9.214
Exercised	(29)	4.50 - 6.00	5.875
Forfeited	(16)	3.00 - 7.50	7.099
Expired	(5)	3.00 - 7.50	5.986
Outstanding, December 31, 2013	1,468	3.00 - 12.90	8.379
Exercisable, December 31, 2013	275	3.00 - 7.50	5.915
Vested and expected to vest	1,325	3.00 - 12.90	8.287

Options outstanding

The following table summarizes information about the options outstanding at December 31, 2013:

Range of exercise prices	Number of shares outstanding	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)	Number of shares exercisable	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
	(in thousands, except price data)
$3.00 - $6.00	371	5.914	$3,373	6.59	270	5.881	$2,463	6.22
7.50 - 12.90	1,097	9.213	6,360	9.49	5	7.500	43	1.77
Total	1,468	8.379	$9,733	8.76	275	5.915	$2,506	6.13

Number and weighted average fair value of options granted

The number and weighted average fair value of options granted in 2013, 2012 and 2011 is as follows:

2013		2012		2011
Shares	Weighted average fair value	Shares	Weighted average fair value	Shares	Weighted average fair value
(shares in thousands)
1,099	$4.9986	88	$4.9260	124	$0.3930